Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 26, 2026
Registrant Name	IP STRATEGY HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42411
Entity Tax Identification Number	83-4558219
Entity Address, Address Line One	9668 Bujacich Road
Entity Address, City or Town	Gig Harbor
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98332
City Area Code	253
Local Phone Number	509-0008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IPST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001788230